Segmented Information - Schedule of Non-current Assets and Revenues of Discontinued Operation by Geographical Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Non-current assets	$ 137,671	$ 162,776
Discontinued Operation
Revenue of the discontinued operation
Revenue of the discontinued operation	670	5,348
Canada
Non-current assets
Non-current assets	760	923
United States
Non-current assets
Non-current assets	5,517	5,000
United States | Discontinued Operation
Revenue of the discontinued operation
Revenue of the discontinued operation	670	5,348
Argentina
Non-current assets
Non-current assets	$ 131,394	$ 156,853